THE RBB FUND, INC. (the “Company”)

SGI Small Cap Growth Fund

(formerly known as the Bogle Investment Management Small Cap Growth Fund) (the “Fund”)

(Ticker: BOGIX)

____________________________________________________________________________

Supplement dated March 15, 2021

to the Prospectus dated December 31, 2020

____________________________________________________________________________

1.       Following the resignation of Bogle Investment Management, L.P., the Fund’s prior investment adviser (“Bogle”), the Board of Directors of the Company (the “Board”) unanimously voted to approve (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and Summit Global Investments, LLC (“SGI” or the “Adviser”), which is effective as of March 15, 2021, and (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and Summit, which will not become effective unless approved by shareholders of the Fund.

The Interim Advisory Agreement will remain effective until the earlier of 150 days from its effective date or the date upon which shareholders approve the New Advisory Agreement. A special meeting of the shareholders will be held on May 6, 2021 at which shareholders will be asked to consider and approve the New Advisory Agreement. In advance of the meeting, shareholders entitled to vote at the meeting will receive proxy materials providing more information about SGI and the New Advisory Agreement including, among other information, a form of the New Advisory Agreement.

2.       Effective as of March 15, 2021, the name of the Fund has been changed to the SGI Small Cap Growth Fund (the Fund was formerly known as the Bogle Investment Management Small Cap Growth Fund).

3.       All references to Bogle in the Prospectus are hereby deleted and replaced with Summit Global Investments, LLC. You may obtain further information about the Fund by calling (toll free) 1-855-744-8500, visiting www.sgiam.com, or writing to the Fund c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

4.       The section entitled “Summary Section – Principal Risks” is amended by adding the following:

Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the environmental, social and governance factors that the Fund applies in selecting securities. The Fund intends to invest in companies with measurable high ESG ratings relative to their sector peers, and screen out particular companies that do not meet its ESG criteria. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s return may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The Fund seeks to identify companies that it believes may have higher downside risk and lower ESG ratings, but investors may differ in their views of ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

5.        The section entitled “Summary Section – Management of the Fund” is deleted and replaced with the following:

Investment Adviser

Summit Global Investments, LLC

Portfolio Managers

David L. Harden since March 2021.

Richard Thawley since March 2021.

Matthew Hanna since March 2021.

Aash Shah since March 2021.

6.        The section entitled “Management of the Fund” is deleted and replaced with the following:

Investment Adviser

The Adviser's principal address is 620 South Main Street, Bountiful, Utah 84010. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts. The Adviser is 100% privately-owned, and was founded in 2010.

Pursuant to an interim investment advisory agreement with the Company, the Adviser is entitled to an advisory fee computed daily and payable monthly at the annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.25% for the Fund. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause net Total Annual Fund Operating Expenses to exceed 1.25%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. If at any time the Fund’s total annual Fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) for a year are less than 1.25%, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. If at any time the Fund’s Total Annual Fund Operating Expenses are less than 1.25% (excluding certain items), then the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made. This contractual limitation is in effect until December 31, 2021 and may not be terminated without the approval of the Board.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Adviser will be available in the Fund’s annual report to shareholders dated August 31, 2021.

Portfolio Managers

David L. Harden is the Chief Executive Officer and Chief Investment Officer of SGI, and is jointly responsible for the day-to-day management of the Fund’s investment portfolio. Mr. Harden founded SGI in 2010, and has managed the firm’s SGI U.S. Large Cap Equity Fund and SGI U.S. Small Cap Equity Fund since their inception dates of February 29, 2012 and March 31, 2016, respectively. Mr. Harden has managed the firm’s SGI Global Equity Fund since January 1, 2017. He started his career in 1993 and has worked for such firms as Fidelity Investments, Wellington Management and Evergreen Investments. From 2007 to 2012, Mr. Harden worked with Ensign Peak Advisors, Inc., most recently as Vice President and Senior Portfolio Manager, where he managed and oversaw day-to-day research, portfolio management and trading for all index, quantitative and low volatility strategies.

Richard Thawley is a portfolio manager of SGI and is jointly responsible for the day-to-day management of the Fund. Mr. Thawley also serves as portfolio manager for the SGI U.S. Small Cap Equity Fund’s portfolio. Mr. Thawley joined SGI in 2013 as an Investment Analyst. Mr. Thawley has a BS from Brigham Young University. From 2009 to 2010, Mr. Thawley worked as a marketing analyst at Aegon, N.V. From 2010 to 2011, he worked as an analyst at Provident Generation. From 2012 to 2013, Mr. Thawley worked at BYU Broadcasting as a research analyst.

Matthew Hanna is a portfolio manager of SGI and is jointly responsible for the day-to-day management of the investment portfolio of the Fund. Mr. Hanna also serves as the portfolio manager to the SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, and the SGI Global Equity Fund. Mr. Hanna joined SGI in 2017 as a portfolio manager. Mr. Hanna focuses on all aspects of the investment process with a primary focus on quantitative investment management. Some of Mr. Hanna’s key responsibilities are factor research, optimization methodologies, asset allocation, and portfolio risk management. Mr. Hanna was previously employed at Raymond James for over 10 years in the Asset Management Services. Mr. Hanna’s role as an officer involved leading research on asset allocation, risk management, and global market analysis on over $35 billion. Mr. Hanna earned his Master of Science in Finance from the University of Tampa. He is a CFA Charterholder, Certified FRM, and CAIA Charterholder.

Aash Shah is a portfolio manager of SGI and is jointly responsible for the day-to-day management of the Fund. Mr. Shah also serves as the portfolio manager of the SGI U.S. Large Cap Equity Fund, SGI U.S. Small Cap Equity Fund, and the SGI Global Equity Fund. Mr. Shah joined SGI in 2017 as a portfolio manager. Mr. Shah has over 26 years of investment management experience including over 21 years as a portfolio manager. Previously, Mr. Shah managed small, mid, and large cap funds for Federated Investors in both New York City and Pittsburgh. Mr. Shah also managed private client portfolios for Key Bank in Denver prior to joining Summit. Mr. Shah has a Bachelor’s degree from the University of Pittsburgh Swanson School of Engineering and an MBA in Finance and Accounting from the Tepper School at Carnegie Mellon University. He also holds a CFA charter.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares in the Fund.

Please keep this Supplement with your records.

THE RBB FUND, INC. (the “Company”)

SGI Small Cap Growth Fund

(formerly known as the Bogle Investment Management Small Cap Growth Fund) (the “Fund”)

(Ticker: BOGIX)

____________________________________________________________________________

Supplement dated March 15, 2021

to the Statement of Additional Information (“SAI”) dated December 31, 2020

____________________________________________________________________________

1.       Following the resignation of Bogle Investment Management, L.P., the Fund’s prior investment adviser (“Bogle”), the Board of Directors of the Company (the “Board”) unanimously voted to approve (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and Summit Global Investments, LLC (“SGI” or the “Adviser”), which is effective as of March 15, 2021, and (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and Summit, which will not become effective unless approved by shareholders of the Fund.

The Interim Advisory Agreement will remain effective until the earlier of 150 days from its effective date or the date upon which shareholders approve the New Advisory Agreement. A special meeting of the shareholders will be held on May 6, 2021 at which shareholders will be asked to consider and approve the New Advisory Agreement. In advance of the meeting, shareholders entitled to vote at the meeting will receive proxy materials providing more information about SGI and the New Advisory Agreement including, among other information, a form of the New Advisory Agreement.

2.       Effective as of March 15, 2021, the name of the Fund has been changed to the SGI Small Cap Growth Fund (the Fund was formerly known as the Bogle Investment Management Small Cap Growth Fund).

3.       All references to Bogle in the SAI are hereby deleted and replaced with Summit Global Investments, LLC. You may obtain further information about the Fund by calling (toll free) 1-855-744-8500, visiting www.sgiam.com, or writing to the Fund c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

4.       The first paragraph in the section entitled “Investment Advisory and Other Services – Investment Adviser” is deleted and replaced with the following:

Summit Global Investments, LLC (“Summit” or the “Adviser” is a limited liability company registered with the State of Utah in October 2010. The Adviser is 100% privately-owned and is controlled by David Harden.

The Adviser renders advisory services to the Fund pursuant to an Interim Investment Advisory Agreement (the “Interim Advisory Agreement”) dated March 15, 2021. Under the Interim Advisory Agreement, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.25% for the Fund. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause net Total Annual Fund Operating Expenses to exceed 1.25%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. If at any time the Fund’s total annual Fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) for a year are less than 1.25%, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. This contractual limitation is in effect until December 31, 2021 and may not be terminated without the approval of the Company’s Board of Directors. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. There can be no assurance that the Adviser will continue such waivers indefinitely. Previously, the Fund operated under an Investment Advisory Agreement with its prior investment adviser (the “Advisory Agreement”).

5.        The section entitled “Investment Advisory and Other Services – Portfolio Manager” is deleted and replaced with the following:

PORTFOLIO MANAGERS

This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Description of Compensation. The Adviser compensates the Fund's portfolio managers for their management of the Fund. The portfolio managers are compensated through equity ownership of the Adviser, adjusted to reflect current market rates, and therefore compensation is in part based on the value of the Fund’s net assets and other client accounts they are managing. The Adviser’s Board of Managers reviews the compensation of each portfolio manager periodically and may make modifications in compensation as it deems necessary to reflect changes in the market.

Other Accounts. In addition to the Fund, each portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of August 31, 2020.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (in millions)
David Harden	Other Registered Investment Companies:	6	$705 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	1,705	$666 million	0	$0

Mathew Hanna	Other Registered Investment Companies:	6	$705 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	1,705	$666 million	0	$0

Aash Shah	Other Registered Investment Companies:	6	$705 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	1,705	$666 million	0	$0

Richard Thawley	Other Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	1,705	$666 million	0	$0

Conflict of Interest. The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Securities Ownership. The portfolio managers did not own shares of the Fund as of December 31, 2020.

6.        Appendix B is deleted and replaced with the following:

APPENDIX B

Proxy Voting

Issue

Rule 206(4)-6 under the Advisers Act requires every investment adviser to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

SUMMIT GLOBAL INVESTMENTS, LLC does vote proxies on behalf of its clients.

Policy

SUMMIT GLOBAL INVESTMENTS, LLC does vote proxies on behalf of its clients.

Procedures:

1.	Upon receipt of proxy voting request, review items to be voted upon and Board recommendations.
2.	Log into the proper online voting site and vote in accordance with Board recommendations unless otherwise notified by the Investment Committee.
3.	Document the company, items voted on, and how SUMMIT GLOBAL INVESTMENTS, LLC voted on the proxy spreadsheet.

Procedures for SUMMIT GLOBAL INVESTMENTS, LLC’s Receipt of Class Actions

The following procedures outline SUMMIT GLOBAL INVESTMENTS, LLC’s receipt of “Class Action” documents from clients and custodians. It is SUMMIT GLOBAL INVESTMENTS, LLC’s position not to file these “Class Action” documents, but if received will follow these guidelines:

1.	If “Class Action” documents are received by SUMMIT GLOBAL INVESTMENTS, LLC from the Client, SUMMIT GLOBAL INVESTMENTS, LLC will gather any requisite information it has and forward to the client, to enable the client to file the “Class Action” at the client’s discretion. SUMMIT GLOBAL INVESTMENTS, LLC will not file “Class Actions” on behalf of any client.
2.	Similarly, if “Class Action” documents are received by SUMMIT GLOBAL INVESTMENTS, LLC from the Custodian, SUMMIT GLOBAL INVESTMENTS, LLC will gather any requisite information it has and forward to the client, to enable the client to file the “Class Action” at the client’s discretion. SUMMIT GLOBAL INVESTMENTS, LLC will not file “Class Actions” on behalf of any client.

Please keep this Supplement with your records.